Stock-Based Compensation - Schedule of Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Stock Option Activity [Abstract]
Number of Options, Outstanding beginning balance	366,172
Weighted Average Exercise Price, Outstanding beginning balance	$ 1.275
Number of Options, Granted	227,804	366,172
Weighted Average Exercise Price, Granted	$ 1.275	$ 1.275
Number of Options, Forfeited	(75,656)
Weighted Average Exercise Price, Forfeited	$ 1.275
Number of Options, Outstanding eeginning balance	518,320	366,172
Weighted Average Exercise Price,Outstanding eeginning balance	$ 1.275	$ 1.275
Number of Options, Options exercisable
Weighted Average Exercise Price, Options exercisable